Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair value of financial assets and liabilities
Schedule Of Fair Value Of Financial Assets And Liabilities
	As of December 31, 2022
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	295	295
Loans receivable	556,112	556,112
	556,407	556,407

Financial liabilities
Loans payable	161,439	161,439
Convertible notes payable	7,264	7,264
	168,703	168,703
	As of December 31, 2021
	Fair value	Carrying amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	396	396
Loans receivable	555,133	555,133
	555,529	555,529
Financial liabilities
Loans payable	161,569	161,569